MGD P1 05/18

Supplement Dated may 1, 2018

To the prospectuses dated May 1, 2018

OF

Franklin Templeton Variable Insurance Products Trust

Franklin Mutual Global Discovery VIP Fund

Effective May 1, 2018, the prospectuses are amended as follows:

       I.          The “Fund Summary – Annual Fund Operating Expenses” table on page MGD-S1 in the Franklin Mutual Global Discovery VIP Fund’s Class 1 prospectus is replaced with the following:

     Annual Fund Operating Expenses

     (expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management fees[1]	0.88%
Distribution and service (12b-1) fees	None
Other expenses	0.07%
Acquired fund fees and expenses[2]	0.01%
Total annual Fund operating expenses[1,2]	0.96%

     1.     Management fees in the table above have been restated to reflect a reduction in the management fee of the Fund effective on May 1, 2018. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights due to a different management fee rate paid in the Fund’s most recent fiscal year. If the management fees had not been restated, management fees would have been 0.94% and the Total annual Fund operating expenses would have been 1.02%.

     2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

     II.          The “Fund Summary – Example” table on page MGD-S1 in the Franklin Mutual Global Discovery VIP Fund’s Class 1 prospectus is replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class 1	$98	$306	$531	$1,178

    III.          The “Fund Summary – Annual Fund Operating Expenses” table on page MGD-S1 in the Franklin Mutual Global Discovery VIP Fund’s Class 2 prospectus is replaced with the following:

     Annual Fund Operating Expenses

     (expenses that you pay each year as a percentage of the value of your investment)

Class 2
Management fees[1]	0.88%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.07%
Acquired fund fees and expenses[2]	0.01%
Total annual Fund operating expenses[1,2]	1.21%

     1.     Management fees in the table above have been restated to reflect a reduction in the management fee of the Fund effective on May 1, 2018. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights due to a different management fee rate paid in the Fund’s most recent fiscal year. If the management fees had not been restated, management fees would have been 0.94% and the Total annual Fund operating expenses would have been 1.27%.

     2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

   IV.          The “Fund Summary – Example” table on page MGD-S1 in the Franklin Mutual Global Discovery VIP Fund’s Class 2 prospectus is replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class 2	$123	$384	$665	$1,466

     V.          The “Fund Summary – Annual Fund Operating Expenses” table on page MGD-S1 in the Franklin Mutual Global Discovery VIP Fund’s Class 4 prospectus is replaced with the following:

     Annual Fund Operating Expenses

     (expenses that you pay each year as a percentage of the value of your investment)

Class 4
Management fees[1]	0.88%
Distribution and service (12b-1) fees	0.35%
Other expenses	0.07%
Acquired fund fees and expenses[2]	0.01%
Total annual Fund operating expenses[1,2]	1.31%

     1.     Management fees in the table above have been restated to reflect a reduction in the management fee of the Fund effective on May 1, 2018. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights due to a different management fee rate paid in the Fund’s most recent fiscal year. If the management fees had not been restated, management fees would have been 0.94% and the Total annual Fund operating expenses would have been 1.37%.

     2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

   VI.          The “Fund Summary – Example” table on page MGD-S1 in the Franklin Mutual Global Discovery VIP Fund’s Class 4 prospectus is replaced with the following:

1 Year		3 Years	5 Years	10 Years
Class 4	$133	$415	$718	$1,579

  VII.          The following is added as the second to last paragraph before the “Manager of Managers Structure” sub-section in the “Fund Details – Management” section of each Class’ prospectus on page MGD-D8:

Effective May 1, 2018, the Fund’s investment management fee was reduced, as approved by the board of trustees. Prior to May 1, 2018, the Fund paid Franklin Mutual an investment management fee equal to an annual rate of:

0.950% of the value of its average daily net assets up to and including $200 million;

0.935% of the value of its average daily net assets over $200 million, up to and including $700 million;

0.900% of the value of its average daily net assets over $700 million, up to and including $1.2 billion;

0.875% of the value of its average daily net assets over $1.2 billion, up to and including $4 billion;

0.845% of the value of its average daily net assets over $4 billion, up to and including $7 billion;

0.825% of the value of its average daily net assets over $7 billion, up to and including $10 billion; and

0.805% of the value of its average daily net assets in excess of $10 billion.

Effective May 1, 2018, the Fund’s investment management fee was reduced to a fee equal to an annual rate of:

0.875% of the value of its average daily net assets up to and including $4 billion;

0.845% of the value of its average daily net assets over $4 billion, up to and including $7 billion;

0.825% of the value of its average daily net assets over $7 billion, up to and including $10 billion;

0.805% of the value of its average daily net assets over $10 billion, up to and including $13 billion;

0.785% of the value of its average daily net assets over $13 billion, up to and including $16 billion;

0.765% of the value of its average daily net assets over $16 billion, up to and including $19 billion;

0.745% of the value of its average daily net assets over $19 billion, up to and including $22 billion;

0.725% of the value of its average daily net assets over $22 billion, up to and including $25 billion;

0.705% of the value of its average daily net assets over $25 billion, up to and including $28 billion; and

0.685% of the value of its average daily net assets in excess of $28 billion.

Please keep this supplement with your prospectus for future reference.

MS P1 05/18

Supplement Dated may 1, 2018

To the prospectuses dated May 1, 2018

OF

Franklin Templeton Variable Insurance Products Trust

Franklin Mutual Shares VIP Fund

Effective May 1, 2018, the prospectuses are amended as follows:

       I.          The “Fund Summary – Annual Fund Operating Expenses” table on page MS-S1 in the Franklin Mutual Shares VIP Fund’s Class 1 prospectus is replaced with the following:

     Annual Fund Operating Expenses

     (expenses that you pay each year as a percentage of the value of your investment)

Class 1
Management fees[1]	0.68%
Distribution and service (12b-1) fees	None
Other expenses	0.03%
Total annual Fund operating expenses[1]	0.71%

     1.     Management fees in the table above have been restated to reflect a reduction in the management fee of the Fund effective on May 1, 2018. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights due to a different management fee rate paid in the Fund’s most recent fiscal year. If the management fees had not been restated, management fees would have been 0.69% and the Total annual Fund operating expenses would have been 0.72%.

     II.          The “Fund Summary – Example” table on page MS-S1 in the Franklin Mutual Shares VIP Fund’s Class 1 prospectus is replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class 1	$73	$227	$395	$883

    III.          The “Fund Summary – Annual Fund Operating Expenses” table on page MS-S1 in the Franklin Mutual Shares VIP Fund’s Class 2 prospectus is replaced with the following:

     Annual Fund Operating Expenses

     (expenses that you pay each year as a percentage of the value of your investment)

Class 2
Management fees[1]	0.68%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.03%
Total annual Fund operating expenses[1]	0.96%

     1.     Management fees in the table above have been restated to reflect a reduction in the management fee of the Fund effective on May 1, 2018. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights due to a different management fee rate paid in the Fund’s most recent fiscal year. If the management fees had not been restated, management fees would have been 0.69% and the Total annual Fund operating expenses would have been 0.97%.

   IV.          The “Fund Summary – Example” table on page MS-S1 in the Franklin Mutual Shares VIP Fund’s Class 2 prospectus is replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class 2	$98	$306	$531	$1,178

     V.          The “Fund Summary – Annual Fund Operating Expenses” table on page MS-S1 in the Franklin Mutual Shares VIP Fund’s Class 4 prospectus is replaced with the following:

     Annual Fund Operating Expenses

     (expenses that you pay each year as a percentage of the value of your investment)

Class 4
Management fees[1]	0.68%
Distribution and service (12b-1) fees	0.35%
Other expenses	0.03%
Total annual Fund operating expenses[1]	1.06%

     1.     Management fees in the table above have been restated to reflect a reduction in the management fee of the Fund effective on May 1, 2018. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights due to a different management fee rate paid in the Fund’s most recent fiscal year. If the management fees had not been restated, management fees would have been 0.69% and the Total annual Fund operating expenses would have been 1.07%.

   VI.          The “Fund Summary – Example” table on page MS-S1 in the Franklin Mutual Shares VIP Fund’s Class 4 prospectus is replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class 4	$108	$337	$585	$1,294

  VII.          The following is added as the second to last paragraph before the “Manager of Managers Structure” sub-section in the “Fund Details – Management” section of each Class’ prospectus on page MS-D8:

Effective May 1, 2018, the Fund’s investment management fee was reduced, as approved by the board of trustees. Prior to May 1, 2018, the Fund paid Franklin Mutual an investment management fee equal to an annual rate of:

0.750% of the value of its average daily net assets up to and including $200 million;

0.735% of the value of its average daily net assets over $200 million, up to and including $700 million;

0.700% of the value of its average daily net assets over $700 million, up to and including $1.2 billion;

0.675% of the value of its average daily net assets over $1.2 billion, up to and including $5 billion;

0.645% of the value of its average daily net assets over $5 billion, up to and including $10 billion;

0.625% of the value of its average daily net assets over $10 billion, up to and including $15 billion;

0.605% of the value of its average daily net assets over $15 billion, up to and including $20 billion; and

0.585% of the value of its average daily net assets in excess of $20 billion.

Effective May 1, 2018, the Fund’s investment management fee was reduced to a fee equal to an annual rate of:

0.675% of the value of its average daily net assets up to and including $5 billion;

0.645% of the value of its average daily net assets over $5 billion, up to and including $10 billion;

0.625% of the value of its average daily net assets over $10 billion, up to and including $15 billion;

0.595% of the value of its average daily net assets over $15 billion, up to and including $20 billion;

0.585% of the value of its average daily net assets over $20 billion, up to and including $25 billion;

0.565% of the value of its average daily net assets over $25 billion, up to and including $30 billion;

0.555% of the value of its average daily net assets over $30 billion, up to and including $35 billion; and

0.545% of the value of its average daily net assets in excess of $35 billion.

Please keep this supplement with your prospectus for future reference.